Goodwill And Other Intangibles (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Line Items]
Impairment loss	$ 0	$ (137)
Intangibles subject to amortization, estimated amortization expense, next 12 months	60
Intangibles subject to amortization, estimated amortization expense, year 2	53
Intangibles subject to amortization, estimated amortization expense, year 3	51
Intangibles subject to amortization, estimated amortization expense, year 4	51
Intangibles subject to amortization, estimated amortization expense, year 5	51
Intangibles subject to amortization, estimated amortization expense cumulatively thereafter	275
Industrial Packaging
Goodwill And Intangible Assets Disclosure [Line Items]
Impairment loss	0	(137)	[1]
Consumer Packaging
Goodwill And Intangible Assets Disclosure [Line Items]
Impairment loss	$ 0	$ 0

[1]	Reflects a charge for goodwill impairment related to our Brazil Industrial Packaging business.